Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 59.0%
Aerospace & Defense - 0.9%
General Dynamics Corp.	297	$ 69,219
Howmet Aerospace, Inc.	830	33,773
Raytheon Technologies Corp.	5,851	584,222
Textron, Inc.	3,096	225,544

		912,758

Air Freight & Logistics - 0.6%
United Parcel Service, Inc., Class B	3,311	613,297

Airlines - 0.1%
Southwest Airlines Co.	1,674	59,879

Auto Components - 0.1%
Magna International, Inc. (A)	1,585	102,930

Automobiles - 0.8%
Tesla, Inc. (B)	4,843	838,904

Banks - 2.5%
Bank of America Corp.	14,189	503,426
Citigroup, Inc.	3,646	190,394
Fifth Third Bancorp	5,146	186,748
SVB Financial Group (B)	177	53,532
Truist Financial Corp.	7,802	385,341
US Bancorp	11,071	551,336
Wells Fargo & Co.	15,203	712,564

		2,583,341

Beverages - 1.4%
Coca-Cola Co.	12,158	745,528
Constellation Brands, Inc., Class A	1,102	255,135
Monster Beverage Corp. (B)	709	73,793
PepsiCo, Inc.	2,300	393,346

		1,467,802

Biotechnology - 1.9%
AbbVie, Inc.	5,322	786,325
Biogen, Inc. (B)	745	216,721
BioMarin Pharmaceutical, Inc. (B)	563	64,942
Neurocrine Biosciences, Inc. (B)	529	58,682
Regeneron Pharmaceuticals, Inc. (B)	510	386,820
Sarepta Therapeutics, Inc. (B)	575	71,858
Vertex Pharmaceuticals, Inc. (B)	1,145	369,949

		1,955,297

Building Products - 0.5%
Masco Corp.	2,845	151,354
Trane Technologies PLC	2,357	422,186

		573,540

Capital Markets - 1.0%
Ameriprise Financial, Inc.	339	118,691
CME Group, Inc.	1,944	343,427
Morgan Stanley	3,069	298,706
Raymond James Financial, Inc.	1,570	177,049
State Street Corp.	1,604	146,493

		1,084,366

Chemicals - 1.3%
Air Products & Chemicals, Inc.	388	124,358
Celanese Corp.	401	49,403

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Dow, Inc.	1,688	$ 100,183
DuPont de Nemours, Inc.	1,383	102,273
Eastman Chemical Co.	2,116	186,568
Linde PLC	1,419	469,604
LyondellBasell Industries NV, Class A	520	50,279
PPG Industries, Inc.	1,890	246,342

		1,329,010

Commercial Services & Supplies - 0.1%
Cintas Corp.	184	81,648

Communications Equipment - 0.1%
Motorola Solutions, Inc.	541	139,042

Construction Materials - 0.0% (C)
Martin Marietta Materials, Inc.	139	49,990

Consumer Finance - 0.9%
American Express Co.	3,208	561,175
Capital One Financial Corp.	515	61,285
S&P Global, Inc.	867	325,073

		947,533

Containers & Packaging - 0.0% (C)
Avery Dennison Corp.	252	47,739

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B (B)	2,958	921,476
Intercontinental Exchange, Inc.	2,744	295,117

		1,216,593

Diversified Telecommunication Services - 0.0% (C)
AT&T, Inc.	945	19,250

Electric Utilities - 0.9%
FirstEnergy Corp.	1,392	57,002
NextEra Energy, Inc.	8,288	618,534
PG&E Corp. (B)	14,731	234,223

		909,759

Electrical Equipment - 0.4%
Eaton Corp. PLC	2,299	372,921

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	2,323	80,399
TE Connectivity Ltd.	602	76,544

		156,943

Energy Equipment & Services - 0.1%
Baker Hughes Co.	3,296	104,615

Entertainment - 0.4%
Netflix, Inc. (B)	1,092	386,415
Walt Disney Co. (B)	823	89,287

		475,702

Equity Real Estate Investment Trusts - 1.6%
Camden Property Trust	380	46,820
Equinix, Inc.	268	197,819
Equity LifeStyle Properties, Inc.	1,843	132,290
Host Hotels & Resorts, Inc.	1,569	29,576
Prologis, Inc.	3,696	477,819
SBA Communications Corp.	1,021	303,778
Sun Communities, Inc.	963	151,056

Transamerica Funds	Page 1

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.	3,358	$ 143,017
Ventas, Inc.	4,559	236,202

		1,718,377

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	971	496,317

Food Products - 0.2%
Mondelez International, Inc., Class A	2,857	186,962

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	3,245	358,735
Baxter International, Inc.	3,928	179,470
Boston Scientific Corp. (B)	6,157	284,761
Dexcom, Inc. (B)	719	76,998
Intuitive Surgical, Inc. (B)	1,340	329,224
Medtronic PLC	2,900	242,701
Zimmer Biomet Holdings, Inc.	649	82,644

		1,554,533

Health Care Providers & Services - 2.0%
Centene Corp. (B)	2,859	217,970
CVS Health Corp.	984	86,809
Elevance Health, Inc.	757	378,492
Humana, Inc.	336	171,931
McKesson Corp.	444	168,134
UnitedHealth Group, Inc.	2,152	1,074,257

		2,097,593

Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc. (B)	171	416,231
Chipotle Mexican Grill, Inc. (B)	187	307,873
Domino’s Pizza, Inc.	235	82,955
Expedia Group, Inc. (B)	1,461	166,992
Marriott International, Inc., Class A	1,200	209,016
McDonald’s Corp.	1,173	313,660
Royal Caribbean Cruises Ltd. (A) (B)	386	25,067
Yum! Brands, Inc.	1,331	173,709

		1,695,503

Household Durables - 0.2%
Lennar Corp., Class A	1,605	164,352
Toll Brothers, Inc.	1,400	83,286

		247,638

Household Products - 1.0%
Colgate-Palmolive Co.	4,565	340,229
Kimberly-Clark Corp.	1,347	175,124
Procter & Gamble Co.	3,590	511,144

		1,026,497

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	3,305	689,026

Insurance - 1.2%
Aon PLC, Class A	380	121,098
Globe Life, Inc.	1,037	125,322
Progressive Corp.	3,956	539,401
Prudential Financial, Inc.	684	71,779
Travelers Cos., Inc.	2,218	423,904

		1,281,504

Interactive Media & Services - 2.9%
Alphabet, Inc., Class A (B)	12,958	1,280,769

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Alphabet, Inc., Class C (B)	9,543	$ 953,059
Meta Platforms, Inc., Class A (B)	5,109	761,088

		2,994,916

Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc. (B)	18,107	1,867,375

IT Services - 2.6%
Accenture PLC, Class A	2,047	571,215
Affirm Holdings, Inc. (A) (B)	925	14,976
Block, Inc. (B)	498	40,697
Cognizant Technology Solutions Corp., Class A	1,413	94,318
FleetCor Technologies, Inc. (B)	1,101	229,900
Mastercard, Inc., Class A	2,839	1,052,133
Visa, Inc., Class A (A)	3,295	758,542

		2,761,781

Life Sciences Tools & Services - 1.0%
Danaher Corp.	1,342	354,798
Thermo Fisher Scientific, Inc.	1,283	731,733

		1,086,531

Machinery - 1.2%
Deere & Co.	1,176	497,260
Dover Corp.	973	147,730
Ingersoll Rand, Inc.	719	40,264
Otis Worldwide Corp.	2,768	227,613
Parker-Hannifin Corp.	1,082	352,732

		1,265,599

Media - 0.8%
Charter Communications, Inc., Class A (B)	779	299,378
Comcast Corp., Class A	12,940	509,189

		808,567

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	2,172	96,915
Nucor Corp.	672	113,581

		210,496

Multi-Utilities - 0.8%
Ameren Corp.	1,811	157,321
CenterPoint Energy, Inc.	6,166	185,720
Dominion Energy, Inc.	573	36,466
Public Service Enterprise Group, Inc.	3,689	228,460
Sempra Energy	1,696	271,920

		879,887

Multiline Retail - 0.1%
Target Corp.	314	54,052

Oil, Gas & Consumable Fuels - 2.9%
Chevron Corp.	1,449	252,155
ConocoPhillips	5,344	651,273
Coterra Energy, Inc.	2,186	54,716
Diamondback Energy, Inc.	2,629	384,150
EOG Resources, Inc.	2,877	380,483
Exxon Mobil Corp.	10,219	1,185,506
Marathon Oil Corp.	3,661	100,568
Phillips 66	427	42,815

		3,051,666

Transamerica Funds	Page 2

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.	8,393	$ 609,751
Eli Lilly & Co.	1,765	607,425
Johnson & Johnson	3,266	533,730
Merck & Co., Inc.	4,035	433,399
Pfizer, Inc.	4,044	178,583

		2,362,888

Professional Services - 0.2%
Booz Allen Hamilton Holding Corp.	539	51,011
Leidos Holdings, Inc.	1,577	155,871

		206,882

Road & Rail - 0.7%
CSX Corp.	3,775	116,723
Norfolk Southern Corp.	1,266	311,195
Uber Technologies, Inc. (B)	2,105	65,108
Union Pacific Corp.	1,125	229,714

		722,740

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (B)	5,159	387,699
Analog Devices, Inc.	2,953	506,351
Broadcom, Inc.	193	112,907
Lam Research Corp.	981	490,598
Microchip Technology, Inc.	1,534	119,069
NVIDIA Corp.	3,836	749,439
NXP Semiconductors NV	2,948	543,346
Qorvo, Inc. (B)	273	29,664
QUALCOMM, Inc.	207	27,575
Teradyne, Inc.	1,542	156,821
Texas Instruments, Inc.	3,790	671,626

		3,795,095

Software - 5.0%
Adobe, Inc. (B)	1,443	534,401
Cadence Design Systems, Inc. (B)	479	87,575
DocuSign, Inc. (B)	683	41,417
Intuit, Inc.	933	394,351
Microsoft Corp.	14,976	3,711,202
Oracle Corp.	2,784	246,273
Salesforce, Inc. (B)	276	46,360
Workday, Inc., Class A (B)	893	162,017

		5,223,596

Specialty Retail - 2.1%
AutoNation, Inc. (B)	788	99,855
AutoZone, Inc. (B)	137	334,123
Best Buy Co., Inc.	2,664	236,350
Burlington Stores, Inc. (B)	550	126,407
Home Depot, Inc.	1,141	369,878
Lowe’s Cos., Inc.	3,080	641,410
O’Reilly Automotive, Inc. (B)	307	243,251
TJX Cos., Inc.	2,395	196,055

		2,247,329

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	27,273	3,935,221
Seagate Technology Holdings PLC	3,458	234,383

		4,169,604

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	2,788	354,996

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.4%
Altria Group, Inc.	3,220	$ 145,029
Philip Morris International, Inc.	2,173	226,513

		371,542

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (B)	2,015	300,860

Total Common Stocks (Cost $42,075,249)		61,773,211

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 11.17% (D)	2,950	84,724

Electric Utilities - 0.0% (C)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (A) (D)	320	7,152

Total Preferred Stocks (Cost $94,058)		91,876

	Principal	Value
ASSET-BACKED SECURITIES - 2.5%
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (E)	$ 47,534	43,357
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	16,782	16,255
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	10,468	10,062
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 5.79% (D), 10/18/2030 (E)	347,764	345,200
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (E)	82,620	63,087
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (E)	227,167	188,248
JGWPT XXVI LLC
Series 2012-2A, Class A,
3.84%, 10/15/2059 (E)	110,486	101,073
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	114,718	101,001
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	6,768	6,644
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (E)	330,000	319,931
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (E)	330,000	319,431

Transamerica Funds	Page 3

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 6.00% (D), 01/20/2031 (E)	$ 200,000	$ 198,592
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	26,820	25,802
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	51,434	49,506
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 5.91% (D), 07/20/2030 (E)	237,311	235,534
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A,
0.99%, 11/20/2037 (E)	71,166	66,301
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	12,074	11,894
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	11,613	11,307
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	23,162	22,125
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	37,183	35,986
Series 2018-3, Class A1,
3.75% (D), 05/25/2058 (E)	88,462	84,910
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	129,189	120,314
Series 2020-4, Class A1,
1.75%, 10/25/2060 (E)	121,585	108,925
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (E)	130,000	117,902
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	21,363	21,268

Total Asset-Backed Securities (Cost $2,796,707)		2,624,655

CORPORATE DEBT SECURITIES - 14.2%
Aerospace & Defense - 0.2%
Boeing Co.
3.50%, 03/01/2039	91,000	70,674
5.15%, 05/01/2030	85,000	85,484
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	108,000	91,184

		247,342

Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
2.65%, 07/15/2031	153,000	119,893

Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	45,460	40,433
United Airlines Pass-Through Trust
3.75%, 03/03/2028	53,498	49,873

		90,306

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components - 0.1%
Aptiv PLC / Aptiv Corp.
3.25%, 03/01/2032	$ 54,000	$ 46,499
BorgWarner, Inc.
3.38%, 03/15/2025	36,000	34,762

		81,261

Automobiles - 0.3%
Ford Motor Co.
4.35%, 12/08/2026 (A)	63,000	61,318
General Motors Co.
6.25%, 10/02/2043	15,000	14,877
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (E)	200,000	208,202

		284,397

Banks - 1.8%
Bank of America Corp.
Fixed until 04/24/2027, 3.71% (D), 04/24/2028	71,000	67,617
Fixed until 04/27/2032, 4.57% (D), 04/27/2033	196,000	188,897
Barclays PLC
Fixed until 11/02/2025, 7.33% (D), 11/02/2026	203,000	212,998
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	219,000	204,791
Commerzbank AG
8.13%, 09/19/2023 (E)	255,000	257,338
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	65,000	63,395
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (E)	200,000	218,262
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (D), 04/22/2027	106,000	95,151
Fixed until 02/01/2027, 3.78% (D), 02/01/2028	59,000	56,629
Fixed until 09/14/2032, 5.72% (D), 09/14/2033 (A)	175,000	180,043
Truist Financial Corp.
5.12% (D), 01/26/2034	129,000	130,294
Wells Fargo & Co.
Fixed until 07/25/2027, 4.81% (D), 07/25/2028	172,000	171,362
Fixed until 06/15/2024 (F), 5.90% (D)	40,000	39,050

		1,885,827

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	90,000	82,559
Constellation Brands, Inc.
3.15%, 08/01/2029	63,000	57,382
3.70%, 12/06/2026	16,000	15,436

		155,377

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	47,000	45,068
4.05%, 11/21/2039	40,000	35,895
Amgen, Inc.
2.00%, 01/15/2032	40,000	32,309

Transamerica Funds	Page 4

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
CSL Finance PLC
4.63%, 04/27/2042 (E)	$ 48,000	$ 45,851
Gilead Sciences, Inc.
4.15%, 03/01/2047	24,000	21,280

		180,403

Building Products - 0.3%
Carlisle Cos., Inc.
2.20%, 03/01/2032	77,000	61,298
3.75%, 12/01/2027	72,000	68,949
Carrier Global Corp.
2.72%, 02/15/2030	42,000	36,607
Owens Corning
7.00%, 12/01/2036	114,000	129,469

		296,323

Capital Markets - 0.8%
Credit Suisse Group AG
Fixed until 08/12/2032, 6.54% (D), 08/12/2033 (E)	262,000	250,491
Deutsche Bank AG
Fixed until 09/18/2030, 3.55% (D), 09/18/2031	150,000	130,035
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (D), 02/24/2033	149,000	127,295
Morgan Stanley
Fixed until 12/10/2025, 0.99% (D), 12/10/2026	35,000	31,125
Fixed until 07/20/2032, 4.89% (D), 07/20/2033	77,000	76,068
Fixed until 02/01/2028, 5.12% (D), 02/01/2029	69,000	69,639
Northern Trust Corp.
6.13%, 11/02/2032	118,000	129,434

		814,087

Chemicals - 0.1%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (E)	74,000	61,224

Commercial Services & Supplies - 0.4%
ADT Security Corp.
4.13%, 08/01/2029 (E)	79,000	70,253
Ashtead Capital, Inc.
4.25%, 11/01/2029 (E)	200,000	186,268
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	160,000	130,298

		386,819

Construction & Engineering - 0.0% (C)
Quanta Services, Inc.
2.90%, 10/01/2030	56,000	47,973

Consumer Finance - 0.5%
Ally Financial, Inc.
8.00%, 11/01/2031	110,000	120,465
BMW US Capital LLC
2.80%, 04/11/2026 (E)	65,000	61,624
General Motors Financial Co., Inc.
5.00%, 04/09/2027	70,000	69,242

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (E)	$ 100,000	$ 81,007
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (E)	200,000	172,252

		504,590

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	64,000	57,823

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041	160,000	124,291
4.45%, 04/03/2026	150,000	145,276
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	49,000	43,565
5.50%, 12/15/2024 (E)	147,000	145,519
Equitable Holdings, Inc.
5.59%, 01/11/2033	127,000	129,690

		588,341

Diversified Telecommunication Services - 0.2%
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	25,669
Verizon Communications, Inc.
1.68%, 10/30/2030	177,000	142,348
2.99%, 10/30/2056	105,000	69,407

		237,424

Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	66,000	63,883
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	34,000	34,923
DTE Electric Co.
4.30%, 07/01/2044	101,000	92,237
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	108,000	86,741
Duke Energy Progress LLC
3.60%, 09/15/2047	64,000	50,900
Entergy Arkansas LLC
3.70%, 06/01/2024	48,000	47,366
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	20,000	21,055
Pacific Gas & Electric Co.
2.50%, 02/01/2031	69,000	55,540
PacifiCorp
3.60%, 04/01/2024	61,000	60,109
5.75%, 04/01/2037	20,000	21,420
Public Service Electric & Gas Co.
3.00%, 05/15/2025	49,000	47,252

		581,426

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
2.95%, 02/15/2032	85,000	70,319
Keysight Technologies, Inc.
4.60%, 04/06/2027	130,000	129,902
Sensata Technologies, Inc.
4.38%, 02/15/2030 (E)	50,000	45,270

		245,491

Transamerica Funds	Page 5

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	$ 90,000	$ 85,746
Schlumberger Investment SA
3.65%, 12/01/2023	26,000	25,701

		111,447

Equity Real Estate Investment Trusts - 1.1%
Broadstone Net Lease LLC
2.60%, 09/15/2031	123,000	93,647
Corporate Office Properties LP
2.00%, 01/15/2029	25,000	19,770
2.25%, 03/15/2026	35,000	31,638
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	48,000	43,912
Office Properties Income Trust
3.45%, 10/15/2031 (A)	59,000	41,314
Physicians Realty LP
2.63%, 11/01/2031	94,000	76,963
Realty Income Corp.
5.63%, 10/13/2032	37,000	39,125
SBA Tower Trust
1.63%, 05/15/2051 (E)	110,000	95,920
1.88%, 07/15/2050 (E)	56,000	50,275
2.84%, 01/15/2050 (E)	300,000	283,486
Simon Property Group LP
2.20%, 02/01/2031 (A)	73,000	60,053
Ventas Realty LP
3.25%, 10/15/2026	86,000	80,882
VICI Properties LP
4.95%, 02/15/2030 (A)	118,000	114,032
Weyerhaeuser Co.
4.00%, 04/15/2030	122,000	114,869

		1,145,886

Food & Staples Retailing - 0.2%
7-Eleven, Inc.
1.80%, 02/10/2031 (E)	123,000	97,848
Sysco Corp.
3.30%, 07/15/2026	104,000	99,919

		197,767

Food Products - 0.4%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	94,000	80,300
Cargill, Inc.
5.13%, 10/11/2032 (E)	49,000	50,812
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 02/02/2029 (E)	44,000	37,767
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (E)	102,000	83,003
Viterra Finance BV
4.90%, 04/21/2027 (E)	200,000	191,975

		443,857

Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	200,000	185,654
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030 (E)	100,000	105,912

		291,566

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.5%
Centene Corp.
3.00%, 10/15/2030	$ 80,000	$ 68,400
3.38%, 02/15/2030	60,000	52,747
Cigna Corp.
2.40%, 03/15/2030	61,000	52,523
CVS Health Corp.
2.70%, 08/21/2040	50,000	35,942
Elevance Health, Inc.
2.25%, 05/15/2030	61,000	51,922
5.13%, 02/15/2053	49,000	48,896
HCA, Inc.
4.13%, 06/15/2029	28,000	26,557
5.25%, 04/15/2025	16,000	16,009
5.50%, 06/15/2047	50,000	47,295
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	51,000	45,585
Molina Healthcare, Inc.
4.38%, 06/15/2028 (E)	16,000	14,777
UnitedHealth Group, Inc.
6.05%, 02/15/2063	71,000	82,490

		543,143

Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc.
2.95%, 03/15/2031	6,000	5,034
3.80%, 02/15/2028	65,000	61,331
Hyatt Hotels Corp.
1.80%, 10/01/2024	41,000	38,857
Warnermedia Holdings, Inc.
5.05%, 03/15/2042 (E)	114,000	96,885

		202,107

Industrial Conglomerates - 0.1%
General Electric Co.
4.13%, 10/09/2042	48,000	40,843
4.50%, 03/11/2044	79,000	72,538

		113,381

Insurance - 0.5%
Aon Corp. / Aon Global Holdings PLC
5.00%, 09/12/2032 (A)	107,000	109,018
Global Atlantic Finance Co.
3.13%, 06/15/2031 (E)	159,000	122,289
Ohio National Financial Services, Inc.
5.80%, 01/24/2030 (E)	224,000	212,699
6.63%, 05/01/2031 (E)	45,000	43,804
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	94,000	80,931

		568,741

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024 (A)	200,000	197,772
Tencent Holdings Ltd.
3.28%, 04/11/2024 (E)	97,000	95,510

		293,282

IT Services - 0.0% (C)
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (E)	78,000	47,260

Machinery - 0.1%
CNH Industrial Capital LLC
5.45%, 10/14/2025	95,000	96,504

Transamerica Funds	Page 6

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	$ 44,000	$ 34,554
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (E)	35,000	31,957
Comcast Corp.
2.94%, 11/01/2056	17,000	11,511
NBCUniversal Media LLC
4.45%, 01/15/2043	24,000	22,378
Paramount Global
4.20%, 05/19/2032	44,000	37,823

		138,223

Metals & Mining - 0.4%
Anglo American Capital PLC
4.50%, 03/15/2028 (A) (E)	200,000	194,938
ArcelorMittal SA
6.55%, 11/29/2027	101,000	105,342
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	105,000	103,757
Glencore Funding LLC
2.63%, 09/23/2031 (E)	82,000	68,252

		472,289

Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023	71,000	70,555
CMS Energy Corp.
3.88%, 03/01/2024	17,000	16,726
4.88%, 03/01/2044	26,000	24,693

		111,974

Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines LP
3.40%, 02/15/2031	46,000	40,983
Chevron USA, Inc.
3.25%, 10/15/2029	47,000	44,252
Energy Transfer LP
4.90%, 02/01/2024	41,000	40,838
5.15%, 03/15/2045	75,000	67,442
5.55%, 02/15/2028	43,000	43,698
5.95%, 10/01/2043	28,000	27,632
Enterprise Products Operating LLC
4.25%, 02/15/2048	104,000	89,243
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	52,000	51,533
Occidental Petroleum Corp.
5.55%, 03/15/2026	62,000	62,620
ONEOK, Inc.
6.10%, 11/15/2032	100,000	104,898
Petroleos Mexicanos
6.84%, 01/23/2030	139,000	120,591
7.69%, 01/23/2050 (A)	17,000	12,676
Pioneer Natural Resources Co.
2.15%, 01/15/2031	90,000	74,291
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	52,000	46,560
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	41,000	39,547
Shell International Finance BV
2.50%, 09/12/2026	103,000	96,892
3.75%, 09/12/2046	30,000	25,471

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
5.40%, 03/04/2044	$ 28,000	$ 27,249

		1,016,416

Pharmaceuticals - 0.2%
Astrazeneca Finance LLC
1.20%, 05/28/2026	40,000	36,084
AstraZeneca PLC
4.38%, 08/17/2048	34,000	32,429
Royalty Pharma PLC
2.20%, 09/02/2030	77,000	62,609
Viatris, Inc.
2.30%, 06/22/2027	76,000	66,921

		198,043

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	52,000	49,849
5.10%, 12/15/2027	79,000	80,065

		129,914

Road & Rail - 0.3%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (E)	121,000	113,438
5.50%, 01/15/2026 (E)	47,000	46,150
Norfolk Southern Corp.
4.55%, 06/01/2053	141,000	130,718

		290,306

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032 (A)	115,000	109,654
Broadcom, Inc.
1.95%, 02/15/2028 (E)	31,000	26,861
3.50%, 02/15/2041 (E)	57,000	43,420
KLA Corp.
3.30%, 03/01/2050 (A)	80,000	61,651
Microchip Technology, Inc.
0.98%, 09/01/2024	70,000	65,523
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.25%, 11/30/2051	39,000	26,451
3.40%, 05/01/2030	75,000	67,023
QUALCOMM, Inc.
3.25%, 05/20/2027	48,000	46,188
3.25%, 05/20/2050 (A)	65,000	50,666
Skyworks Solutions, Inc.
1.80%, 06/01/2026	39,000	34,821
TSMC Global Ltd.
1.38%, 09/28/2030 (E)	200,000	160,006

		692,264

Software - 0.4%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (A)	15,000	12,873
Infor, Inc.
1.75%, 07/15/2025 (E)	68,000	61,871
Oracle Corp.
3.65%, 03/25/2041	57,000	44,948
6.90%, 11/09/2052	91,000	104,583
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	114,000	110,374
Workday, Inc.
3.50%, 04/01/2027	104,000	99,382

		434,031

Transamerica Funds	Page 7

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.1%
Lowe’s Cos., Inc.
3.75%, 04/01/2032 (A)	$ 80,000	$ 74,002

Technology Hardware, Storage & Peripherals - 0.0% (C)
Apple, Inc.
2.65%, 05/11/2050	40,000	28,169
Western Digital Corp.
2.85%, 02/01/2029	26,000	21,192

		49,361

Tobacco - 0.2%
BAT Capital Corp.
2.26%, 03/25/2028	128,000	109,858
Philip Morris International, Inc.
5.63%, 11/17/2029	77,000	80,244

		190,102

Wireless Telecommunication Services - 0.2%
Sprint LLC
7.88%, 09/15/2023	42,000	42,626
T-Mobile USA, Inc.
3.88%, 04/15/2030	135,000	126,082

		168,708

Total Corporate Debt Securities (Cost $16,227,610)		14,886,901

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Colombia - 0.2%
Colombia Government International Bonds
4.50%, 01/28/2026	200,000	190,909

Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	116,000	111,047

Peru - 0.1%
Peru Government International Bonds
7.35%, 07/21/2025	100,000	105,230

Total Foreign Government Obligations (Cost $430,111)		407,186

MORTGAGE-BACKED SECURITIES - 2.2%
Alternative Loan Trust
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	141,432	59,999
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	38,580	37,725
CIM Trust
Series 2021-R6, Class A1,
1.43% (D), 07/25/2061 (E)	174,200	155,546
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/11/2047	21,150	20,840
Series 2014-GC19, Class A4,
4.02%, 03/11/2047	65,000	63,897
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	145,546
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	27,844	26,556

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	$ 120,000	$ 118,391
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	310,000	290,428
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (D), 01/25/2060 (E)	149,434	125,058
Series 2021-RPL6, Class A1,
2.00% (D), 10/25/2060 (E)	130,391	116,312
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	150,000	141,393
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
0.00% (D), 03/18/2035	10,680	9,458
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 5.31% (D), 10/25/2034	12,551	12,032
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.22% (D), 08/25/2037	84,950	64,242
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 5.15% (D), 10/25/2028	6,228	5,806
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	26,296	24,370
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	13,018	12,321
Series 2014-2A, Class A3,
3.16% (D), 05/25/2054 (E)	32,901	30,332
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	24,820	23,108
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	21,293	19,666
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	45,423	43,108
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	76,897	73,259
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	26,160	24,534
Series 2018-RPL1, Class A1,
3.50% (D), 12/25/2057 (E)	29,185	27,863
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	98,301	91,518
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	86,446	81,253
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	195,000	183,254
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 5.17% (D), 01/19/2034	30,738	29,010
Towd Point Mortgage Trust
Series 2021-1, Class A1,
2.25% (D), 11/25/2061 (E)	157,716	143,289
Series 2023-1, Class A1,
3.75%, 01/25/2063 (E)	140,000	133,462

Total Mortgage-Backed Securities (Cost $2,597,238)		2,333,576

Transamerica Funds	Page 8

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.8%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.90%, 2.40% (D), 02/01/2041	$ 699	$ 688
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	245,000	203,397
2.89%, 06/25/2027	43,613	42,865
3.01%, 07/25/2025	188,000	181,942
3.06% (D), 07/25/2023	50,000	49,552
3.06% (D), 08/25/2024	394,170	384,604
3.53% (D), 10/25/2023	109,939	108,750
Federal National Mortgage Association
12-Month LIBOR + 1.75%, 2.25% (D), 03/01/2041	443	435
3.33% (D), 10/25/2023	18,823	18,490
3.50%, 11/01/2028 - 01/01/2029	31,061	30,424
4.00%, 10/01/2025 - 07/01/2026	5,577	5,538
4.50%, 02/01/2025	419	423
5.00%, 04/01/2039 - 11/01/2039	58,112	59,365
5.50%, 09/01/2036 - 12/01/2041	102,683	107,523
6.00%, 05/01/2038 - 04/01/2040	58,406	61,502
6.50%, 05/01/2040	15,921	16,880
Government National Mortgage Association, Interest Only STRIPS
Series 2012-120, Class IO,
0.64% (D), 02/16/2053	71,242	1,142
Tennessee Valley Authority
5.88%, 04/01/2036	79,000	91,116
Uniform Mortgage-Backed Security
2.00%, TBA (G)	1,477,000	1,287,361
2.50%, TBA (G)	2,607,000	2,301,085
3.00%, TBA (G)	1,819,000	1,661,281
3.50%, TBA (G)	1,898,000	1,787,815
4.00%, TBA (G)	1,188,000	1,145,724
4.50%, TBA (G)	712,000	702,461

Total U.S. Government Agency Obligations (Cost $10,331,121)		10,250,363

U.S. GOVERNMENT OBLIGATIONS - 10.9%
U.S. Treasury - 10.1%
U.S. Treasury Bonds
1.25%, 05/15/2050	518,000	301,634
1.88%, 02/15/2051 - 11/15/2051	626,000	426,745
2.00%, 02/15/2050	301,000	213,216
2.25%, 08/15/2046 - 02/15/2052	377,000	282,159
2.38%, 02/15/2042 - 05/15/2051	454,000	362,174
2.50%, 02/15/2045 - 05/15/2046	355,000	284,303
2.75%, 08/15/2042 - 11/15/2047	632,500	533,373
2.88%, 08/15/2045 - 05/15/2049	356,300	305,079
3.00%, 05/15/2042 - 08/15/2052	330,700	290,713
3.13%, 02/15/2042 - 05/15/2048	293,500	266,944
3.63%, 02/15/2044	242,300	235,429
4.00%, 11/15/2052	115,000	122,026
5.25%, 02/15/2029	309,000	335,108
U.S. Treasury Notes
0.13%, 05/31/2023	93,000	91,620
0.25%, 08/31/2025 (A)	66,000	59,977
0.63%, 05/15/2030 - 08/15/2030	472,000	384,228

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
0.88%, 06/30/2026	$ 199,000	$ 180,352
1.13%, 02/15/2031	434,000	364,475
1.25%, 11/30/2026	243,000	221,291
1.38%, 11/15/2031	397,000	333,806
1.50%, 08/15/2026 - 02/15/2030	406,300	369,288
1.63%, 02/15/2026 - 05/15/2031	747,900	668,877
1.88%, 02/15/2032	462,100	404,374
2.00%, 02/15/2025	93,000	89,011
2.13%, 05/15/2025 (A)	110,000	105,265
2.25%, 11/15/2025 - 11/15/2027	315,300	298,892
2.38%, 02/29/2024	119,000	116,053
2.50%, 08/15/2023 - 05/31/2024	462,000	455,857
2.75%, 05/15/2025 - 08/15/2032	830,000	787,536
2.88%, 08/15/2028 - 05/15/2032	680,200	647,039
3.13%, 11/15/2028	195,500	190,185
4.13%, 09/30/2027 - 11/15/2032	772,800	809,346

		10,536,375

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	196,863	141,740
1.75%, 01/15/2028	102,329	103,906
2.50%, 01/15/2029	378,178	401,685
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	203,210	186,457

		833,788

Total U.S. Government Obligations (Cost $12,692,920)		11,370,163

COMMERCIAL PAPER - 7.5%
Banks - 3.1%
Australia & New Zealand Banking Group Ltd.
5.16% (H), 07/10/2023	350,000	342,734
Bedford Row Funding Corp.
4.65% (H), 02/07/2023	475,000	474,588
BofA Securities, Inc.
5.21% (H), 07/13/2023	500,000	488,848
Lloyds Bank PLC
4.65% (H), 02/03/2023	450,000	449,837
Mackinac Funding Co. LLC
4.81% (H), 03/01/2023	485,000	483,205
Macquarie Bank Ltd.
4.62% (H), 02/28/2023	500,000	498,228
Svenska Handelsbanken AB
5.06% (H), 07/24/2023	500,000	488,308

		3,225,748

Diversified Financial Services - 3.2%
Atlantic Asset Securitization LLC
4.74% (H), 02/15/2023	500,000	499,062
Chariot Funding LLC
5.15% (H), 07/13/2023	450,000	439,972
Collateralized Commercial Paper V Co. LLC
4.72% (H), 02/01/2023	450,000	449,946
Glencove Funding LLC
4.74% (H), 02/03/2023	450,000	449,837
Lexington Parker Capital Co. LLC
4.77% (H), 03/03/2023	450,000	448,232
Mont Blanc Capital Corp.
4.74% (H), 02/21/2023	250,000	249,340

Transamerica Funds	Page 9

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Sheffield Receivables Co. LLC
4.83% (H), 03/06/2023	$ 500,000	$ 497,818
Victory Receivables Corp.
4.83% (H), 02/09/2023	333,000	332,627

		3,366,834

Food Products - 0.5%
Britannia Funding Co. LLC
4.79% (H), 02/07/2023	475,000	474,586

Health Care Providers & Services - 0.4%
Columbia Funding Co. LLC
4.72% (H), 03/01/2023	430,000	428,422

Software - 0.3%
Manhattan Asset Funding Co. LLC
5.20% (H), 07/10/2023	350,000	342,320

Total Commercial Paper (Cost $7,837,870)		7,837,910

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bills
4.28% (H), 03/09/2023	232,000	230,964
4.61% (H), 06/08/2023	61,000	60,018
4.66% (H), 06/08/2023	540,000	531,303
4.83% (H), 07/20/2023	123,000	120,354

Total Short-Term U.S. Government Obligations (Cost $942,825)		942,639

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (H)	1,008,681	1,008,681

Total Other Investment Company (Cost $1,008,681)		1,008,681

Total Investments (Cost $97,034,390)		113,527,161
Net Other Assets (Liabilities) - (8.5)%		(8,940,899)

Net Assets - 100.0%		$ 104,586,262

Transamerica Funds	Page 10

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	1	03/17/2023	$192,727	$204,500	$11,773	$—

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$61,773,211	$—	$—	$61,773,211
Preferred Stocks	91,876	—	—	91,876
Asset-Backed Securities	—	2,624,655	—	2,624,655
Corporate Debt Securities	—	14,886,901	—	14,886,901
Foreign Government Obligations	—	407,186	—	407,186
Mortgage-Backed Securities	—	2,333,576	—	2,333,576
U.S. Government Agency Obligations	—	10,250,363	—	10,250,363
U.S. Government Obligations	—	11,370,163	—	11,370,163
Commercial Paper	—	7,837,910	—	7,837,910
Short-Term U.S. Government Obligations	—	942,639	—	942,639
Other Investment Company	1,008,681	—	—	1,008,681

Total Investments	$62,873,768	$50,653,393	$—	$113,527,161

Other Financial Instruments
Futures Contracts (J)	$11,773	$—	$—	$11,773

Total Other Financial Instruments	$11,773	$—	$—	$11,773

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,267,903, collateralized by cash collateral of $1,008,681 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,307,266. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $8,988,046, representing 8.6% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at January 31, 2023.
(I)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 11

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Balanced II (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 12

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 13